STOCKHOLDERS' DEFICIT AND MEZZANINE EQUITY - Board (Details)	12 Months Ended
Dec. 31, 2020 director
Temporary Equity [Line Items]
Total number of board members	8
Common Stock
Temporary Equity [Line Items]
Number of board members appointed by holders of preferred stock	4
Class B preferred stock
Temporary Equity [Line Items]
Number of board members appointed by holders of preferred stock	1
Class C-3 preferred stock
Temporary Equity [Line Items]
Number of board members appointed by holders of preferred stock	1
Series D-1
Temporary Equity [Line Items]
Number of board members appointed by holders of preferred stock	2